Chapter 11 - Condensed Combined Debtors Financial Statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Feb. 23, 2022	Feb. 22, 2022	Dec. 31, 2020	Dec. 31, 2019
Reorganization, Chapter 11 [Line Items]
Restricted cash portion of cash collateral securing Senior Notes	$ 223	$ 125			$ 168
Cash and cash equivalents	293	224	$ 355		485	$ 987
Amount due from related parties, net	28	62	$ 42		85
Due from Related Parties, Noncurrent	0	$ 0			$ 6
Liabilities subject to compromise	6,235			$ 6,237
Pro Forma
Reorganization, Chapter 11 [Line Items]
Restricted cash portion of cash collateral securing Senior Notes	136
Entities Not In Bankruptcy
Reorganization, Chapter 11 [Line Items]
Net cash outflows from changes in the above assets.	4
Entities Not In Bankruptcy | Pro Forma
Reorganization, Chapter 11 [Line Items]
Reduction to current restricted cash due to exclusion	24
Reduction to cash due to exclusion	8
Cash and cash equivalents	304
Amount due from related parties, net	21
Due from Related Parties, Noncurrent	9
Liabilities subject to compromise	$ 8